Lease Agreements - Lease-related assets and liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
ASSETS
Operating lease assets	$ 29,423
Finance lease assets	10,293
Total lease assets	39,716
Current
Operating	6,537
Finance	596
Noncurrent
Operating	22,760
Finance	8,208
Total liabilities	$ 38,101
Weighted average remaining lease term (years)
Operating leases	5 years 6 months
Finance leases	10 years 10 months 24 days
Weighted average discount rate
Operating leases	5.20%
Finance leases	4.70%